Income Taxes (Period Available To Offset Future Taxable Income) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Income Taxes [Line Items]
Within 5 years	¥ 285,305
6 to 20 years	266,976
Indefinite periods	116,452
Total	¥ 668,733